New York Life Insurance Company
44 South Broadway
White Plains, NY 10601
Tel: (914) 846-3888
E-Mail: laura_bramson@newyorklife.com www.newyorklife.com

Laura M. Bramson
Associate General Counsel

VIA EDGAR

May 3, 2022

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Variable Annuity Separate Account – IV

File Nos. 333-219400 and 811-21397

Commissioners:

On behalf of the above-captioned registrant (the “Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that (i) the form of the Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 11, 2022 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 11, 2022.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3888.

Very truly yours,

/s/ Laura M. Bramson
Laura M. Bramson
Associate General Counsel